Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details)	12 Months Ended
Dec. 31, 2018 USD ($) item
Classification of the Partnership interests:
Percentage of available cash required to be distributed	100.00%
Number of days after quarter end to distribute cash to partner	45 days
Impairment of vessels
Utilization rate	99.50%
Charter agreement term used to determine rate, up to December 31, 2023	5 years
Number of years of historical average used to estimate the average time charter rate after January 1, 2024	5 years
Number of years of charter rates used to estimate the average time charter rate after January 1, 2024	5 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Weighted average cost of capital	7.00%
Number of vessels with carrying amount higher than the charter free market values | item	6
Impairment loss	$ 0
Steam vessels
Impairment of vessels
Charter market rate used (per day)	$ 45,000
Percentage of decrease in break-even charter hire rate for sensitivity analysis	2.00%
Aggregate impairment charge resulting from sensitivity analysis	$ 19,374,000
Steam vessels | Average
Impairment of vessels
Charter market rate used (per day)	58,000
Break-even charter hire rate (per day)	50,000
Charter hire rate used for sensitivity analysis (per day)	49,000
TFDE vessels
Impairment of vessels
Charter market rate used (per day)	$ 75,000